Trade Payables - Schedule of Credit Card Transactions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	R$ 4,943,586	R$ 4,655,769
Up to 30 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	2,334,698	1,493,794
From 31 to 60 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	825,610	953,940
From 61 to 90 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	505,467	651,186
From 91 to 180 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	364,240	1,057,386
From 181 to 365 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	801,520	485,028
Over 365 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	R$ 112,050	R$ 14,435